Subsequent Events - Initial Public Offering (Details) - USD ($)	Feb. 10, 2020	Jan. 15, 2020	Dec. 31, 2019	May 14, 2019	Dec. 31, 2018	May 11, 2017
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)			2,080,000,000		2,080,000,000
Common stock, par value per share (in usd per share)			$ 0.01		$ 0.01
Subsequent Event
Subsequent Event [Line Items]
Common stock, shares authorized (in shares)	2,000,000,000.0	2,080,000,000.00
Common stock, par value per share (in usd per share)	$ 0.01
Preferred stock, shares authorized (in shares)	100,000,000.0
Preferred stock, par or stated value per share (in usd per share)	$ 0.01
IPO | Subsequent Event
Subsequent Event [Line Items]
Stock sold to the public (in usd per share)	$ 27.00
Stock issued in the IPO (in shares)	69,000,000
Proceeds raised in the IPO	$ 1,765,700,000
Over-Allotment Option | Subsequent Event
Subsequent Event [Line Items]
Stock issued in the IPO (in shares)	9,000,000
Senior Notes | Initial HoldCo Notes
Subsequent Event [Line Items]
Aggregate principal amount						$ 550,000,000.0
Senior Notes | Initial HoldCo Notes | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount	$ 550,000,000.0
Extinguishment of debt, redemption premium, amount	5,500,000
Senior Notes | Additional HoldCo Notes
Subsequent Event [Line Items]
Aggregate principal amount				$ 900,000,000.0
Senior Notes | Additional HoldCo Notes | Subsequent Event
Subsequent Event [Line Items]
Aggregate principal amount	900,000,000.0
Extinguishment of debt, redemption premium, amount	$ 9,000,000
2020 Incentive Plan | Subsequent Event
Subsequent Event [Line Items]
Number of shares reserved for issuance (in shares)	39,053,663